Other Long-Term Assets	12 Months Ended
Dec. 31, 2020
Disclosure of other assets [text block] [Abstract]
OTHER LONG-TERM ASSETS	NOTE 8:- OTHER LONG-TERM ASSETS
			Convenience
			translation (Note 2c)
	December 31,		December 31,
	2019	2020	2020
	N I S		U.S. dollars

Restricted cash	477	473	147
Leasing deposits	33	-	-

	510	473	147